Commitments - Additional Information (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Commitments [Line Items]
Future capital expenditure commitments outstanding	$ 0	$ 0
Other purchase commitments		$ 0
Lonza Bioscience Singapore Pte. Ltd | Manufacturing Service Agreement
Commitments [Line Items]
Non-cancellable term of lease and non-lease components	4 years 6 months
Minimum financial commitment amount	$ 49,500,000
Minimum financial commitment of the lease component	5,300,000
Minimum financial commitment of the non-lease component	44,200,000
Conditional reduction in minimum financial commitment	28,300,000
Conditional reduction in minimum financial commitment of the lease component	2,000,000
Conditional reduction in minimum financial commitment of the non-lease component	$ 26,300,000